Financial risk management - Disclosure of level 3 unobservable inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 8,856	$ 7,132
Derivative instruments - assets	1,815	0
Derivative instruments - liabilities	0	709
Credit facility	7,440	9,490
Term loan facility	48,230	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	8,856	7,132
Derivative instruments - assets	4,773	0
Derivative instruments - liabilities	0	709
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Metals contract liability	41,026	35,804
Silver contract liability	37,521	14,568
Royalty payable	2,753	2,762
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	129,783	20,002
Restricted cash	4,716	4,527
Pre-payment facility	0	2,000
Credit facility	7,440	9,490
Term loan facility	48,230	0
Convertible debenture	$ 0	$ 10,849